Accounting information and policies	12 Months Ended
Dec. 31, 2024
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Accounting information and policies	1. Accounting information and
policies
BASIS OF CONSOLIDATION
Group companies included in the consolidated financial statements for 2024 are
Unilever PLC ('PLC') and all subsidiary undertakings, which are those entities controlled by PLC. Control exists when the Group has the power to direct the activities of an entity so as to affect the return on investment.
The net assets and results of acquired businesses are included in the consolidated financial statements from their respective dates of acquisition, being the date on which the Group obtains control.
The results of disposed businesses are included in the consolidated financial statements up to their date of disposal, being the date control ceases.
Intra-group transactions and balances are eliminated.
COMPANY LEGISLATION AND ACCOUNTING
STANDARDS
The consolidated financial statements have been prepared in accordance with
International Financial Reporting Standards (IFRS) as issued by the International
Accounting Standards Board (IASB), and UK-adopted international accounting standards. The consolidated financial statements comply with the Companies Act
2006.
These financial statements are prepared under the historical cost convention unless otherwise indicated.
GOING CONCERN
These financial statements have been prepared on a going concern basis.
The Group has considerable financial resources together with established business relationships with many customers and suppliers in countries throughout the world.
The Directors considered the Group's overall financial position, exposure to principal risks and future business forecasts. Specifically, they ensured that the expected cash flows from those forecasts were sufficient to cover its obligations for the next twelve months from the date of approval of the financial statements. This also included sensitivities considerations should the Group face an adverse environment leading to reduced sales growth and operating margins vs. forecasts. We describe in notes 15 to
18 on pages 169 to 184 the Group’s objectives, policies and processes for managing its capital; its financial risk management objectives; details of its financial instruments and hedging activities and its exposures to credit and liquidity risk. The Group has credit facilities available to raise short-term financing if necessary.
In conclusion, the Group is well placed to manage its business risks successfully and meet its obligations for at least twelve months from the date of approval of the financial statements.
ACCOUNTING POLICIES
The accounting policies adopted are the same as those which were applied for the previous financial year except as set out below under the heading ‘Recent accounting developments’.
Accounting policies are included in the relevant notes to the consolidated financial statements. These are presented as text highlighted in grey on pages 142 to 191. The accounting policies below are applied throughout the financial statements.
FOREIGN CURRENCIES
The consolidated financial statements are presented in euros.
Items included in the financial statements of individual group companies are recorded in their respective functional currency which is the currency of the primary economic environment in which each entity operates.
Foreign currency transactions in individual group companies are translated into functional currency using exchange rates at the date of the transaction. Foreign exchange gains and losses from settlement of these transactions, and from translation of monetary assets and liabilities at year-end exchange rates, are recognised in the income statement except when deferred in equity as qualifying hedges.
In preparing the consolidated financial statements, the balances in individual group companies are translated from their functional currency into euros. Apart from the financial statements of group companies in hyperinflationary economies (see below), the income statement, the cash flow statement and all other movements in assets and liabilities are translated at average rates of exchange as a proxy for the transaction rate, or at the transaction rate itself if more appropriate. Assets and liabilities are translated at year-end exchange rates.
The financial statements of group companies whose functional currency is the currency of a hyperinflationary economy are adjusted for inflation and then translated into euros using the balance sheet exchange rate. Amounts shown for prior years for comparative purposes are not modified. To determine the existence of hyperinflation, the Group assesses the qualitative and quantitative characteristics of the economic environment of the country, such as the cumulative inflation rate over the previous three years.
Effective from 1 January 2024, the functional currency of the Group's ultimate parent company, Unilever PLC ('PLC') has changed from sterling to euro. This follows a review and subsequent change of the internal debt of PLC, from sterling to euro, which triggered a formal evaluation of PLC's functional currency in line with relevant accounting standards. The change has been applied prospectively. There is no impact on the presentation of the Group results nor has there been any restatements to the
Group financial statements as a result of this change.
As at 31 December 2023, the ordinary share capital of PLC was translated to euro using the historical rate at the date the shares were issued (see note 15B on page 170).
The effect of exchange rate changes during the year on net assets of foreign operations is recorded in equity. For this purpose, net assets include loans between group companies and any related foreign exchange contracts where settlement is neither planned nor likely to occur in the foreseeable future.
The Group applies hedge accounting to certain exchange differences arising between the functional currencies of a foreign operation and the functional currency of the parent entity, regardless of whether the net investment is held directly or through an intermediate parent. Differences arising on retranslation of a financial liability designated as a foreign currency net investment hedge are recorded in equity to the extent that the hedge is effective. These differences are reported within profit or loss to the extent that the hedge is ineffective.
Cumulative exchange differences arising since the date of transition to IFRS of
1 January 2004 are reported as a separate component of other reserves. In the event of disposal or part disposal of an interest in a group company either through sale or as a result of a repayment of capital, the cumulative exchange difference is recognised in the income statement as part of the profit or loss on disposal of group companies.
HYPERINFLATIONARY ECONOMIES
The Argentinian economy was designated as hyperinflationary from 1 July 2018 and the Turkish economy was designated as hyperinflationary from 1 July 2022. As a result, application of IAS 29 ‘Financial Reporting in Hyperinflationary Economies’ has
been applied to all Unilever entities whose functional currency is the Argentinian peso or the Turkish lira. The application of IAS 29 includes:
■adjustment of historical cost non-monetary assets and liabilities for the change in purchasing power caused by inflation from the date of initial recognition to the balance sheet date;
■adjustment of the income statement for inflation during the reporting period;
■translation of income statement at the period-end foreign exchange rate instead of an average rate; and
■adjustment of the income statement to reflect the impact of inflation and exchange rate movement on holding monetary assets and liabilities in local currency.
The main effects on the Group consolidated financial statements for 2024 are:

€ million	Argentina	Turkey	Total
Total assets increase/(reduction)	474	65	539
Turnover increase/(reduction)	230	187	417
Operating profit increase/(reduction)	10	(4)	6
Net monetary gain/(loss)	(206)	11	(195)
CLIMATE CHANGE
In preparing these consolidated financial statements we have considered the impact of both physical and transition climate change risks as well as our plans to mitigate against those risks on the current valuation of our assets and liabilities. We have identified risks and opportunities that could in the future be material to our business, for example carbon tax or land use regulations. Where possible we have performed quantitative assessments of these risks and opportunities based on various scenarios for the years 2030, 2039 and 2050.
These potential financial impacts are based on high-level quantitative assessments and do not include any assumptions on the impact of actions that we would undertake to mitigate against these climate-related risks. Therefore, these quantifications do not represent any type of financial forecast and thus are not directly incorporated into any projections of long-term cash flows.
To determine if there is a material impact on the financial reporting judgements and estimates as of the reporting period, we have reviewed each balance sheet line item and identified those line items that have the potential to be significantly impacted by climate-related risks and our plans to mitigate against these risks. Those line items that have the potential to be significantly impacted have then been reviewed in detail to confirm:
■that the growth rates and projected cash flows, used in assessing whether our goodwill and indefinite-life intangibles are impaired, are consistent with our climate-related risk assumptions and the actions we are taking to mitigate against those risks and
■that the useful lives of our property, plant and equipment are appropriate given the potential physical and obsolescence risks associated with climate change and the actions we are taking to mitigate against those risks.
In addition it should be noted that climate-related risks could affect the financial position of our defined benefit pension plan assets. The Trustees operate diversified investment strategies and are continuously assessing investment risks. The Trustees consider climate risk as one of the key investment risks and are continually evolving their investments to lower the overall climate risk.
Based on these reviews, we do not believe that there is a material impact on the financial reporting judgements and estimates arising from our considerations and as a result the valuations of our assets or liabilities have not been significantly impacted by these risks as at 31 December 2024. We have not identified any significant impact from climate-related risks on the Group’s going concern assessment nor the viability of the Group over the next three years.
For many years Unilever has placed sustainability at the centre of its strategy and has been working on becoming a more sustainable business. This has included implementing hundreds of actions to help mitigate and adapt against climate-related risks. The costs and benefits of such actions are embedded into the cost structures of the business and are not separately identifiable. None of these actions have significantly impacted the value of the Group's assets or their useful lives and whilst there is still much to do, our aim is to continue to reduce our exposure to climate-related risks without impacting the value of the Group’s assets. However we recognise that the climate emergency is deepening and government policies are likely to evolve as a result of commitments to limit global warning to 1.5°C and thus we will continue to carefully monitor potential implications on the valuations of our assets and liabilities that could arise in future years.
CRITICAL ACCOUNTING ESTIMATES AND
JUDGEMENTS
The preparation of financial statements requires management to make estimates and judgements in the application of accounting policies that affect the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and judgements are continuously evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable. Revisions to accounting estimates are recognised in the period in which the estimate is revised and in any future period affected.
The following estimates are those that management believe have the most significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year:
■Measurement of defined benefit obligations – the valuations of the Group’s defined benefit pension plan obligations are dependent on a number of assumptions. These include discount rates, inflation, and life expectancy of scheme members. Details of these assumptions and sensitivities are in note
4B.
The following judgements are those that management believe have the most significant effect on the amounts recognised in the Group’s financial statements:
■Utilisation of tax losses and recognition of other deferred tax assets
– the Group operates in many countries and is subject to taxes in numerous jurisdictions. Management uses judgement to assess the recoverability of tax assets such as whether there will be sufficient future taxable profits to utilise losses – see note 6B.
■Likelihood of occurrence of provisions and contingent liabilities – events can occur where there is uncertainty over future obligations. Judgement is required to determine if an outflow of economic resources is probable, or possible but not probable. Where it is probable, a liability is recognised and further judgement is used to determine the level of the provision. Where it is possible but not probable, further judgement is used to determine if the likelihood is remote, in which case no disclosures are provided; if the likelihood is not remote then judgement is used to determine the contingent liability disclosed. Unilever does not have provisions and contingent liabilities for the same matters. External advice is obtained for any material cases. See notes 6A, 19 and 20.
■Recognition of pension surplus – where there is an accounting surplus on a defined benefit plan, management uses judgement to determine whether the
Group can realise the surplus through refunds, reductions in future contributions or a combination of both.
ACCOUNTING DEVELOPMENTS ADOPTED BY THE GROUP
Recent accounting developments adopted by the Group
The Group applied for the first-time amendments to the following standards from 1 January 2024.

Applicable standard	Key requirements	Impact on Group
IAS 7 and IFRS 7 – 'Supplier Finance Arrangements'’
The amendments introduce additional disclosure requirements
for companies that enter into supplier finance arrangements.
The amendments require qualitative and quantitative
information to be disclosed about those arrangements.
We have reviewed the Group’s supplier finance arrangements to ensure appropriate disclosures which are disclosed in note 14.
All other standards or amendments to standards that have been issued by the IASB and were effective by 1 January 2024 were not applicable or material to Unilever.
New standards, amendments and interpretations of existing standards that are not yet effective and have not been early adopted by the Group
The following standards have been released but are not yet adopted by the Group. The Group is currently assessing their impact on the financial results and position of the Group.

Applicable standard	Key requirements or changes in accounting policy
Amendments to IAS 21 ‘The Effects of Changes in Foreign Exchange Rates’ Effective 1 January 2025	In August 2023, the International Accounting Standards Board (IASB) amended IAS 21 to clarify whether a currency is exchangeable, and how to determine a spot rate if it is not.
Amendments to IFRS 9 and IFRS 7 ‘The Classification and Measurement of Financial instruments’ Effective from 1 January 2026
In May 2024 the International Accounting Standards Board (IASB) amended IFRS 7 and IFRS 9 which includes clarifications on recognition and derecognition dates of certain financial assets and liabilities, including exceptions for liabilities settled through electronic cash transfer systems.

IFRS 18 Presentation and Disclosure in Financial Statements Effective 1 January 2027
IFRS 18 will replace IAS 1 Presentation of Financial Statements. The amendment impacts presentation and disclosure of the consolidated income statement with new defined categories being operating, investing, and financing to provide a consistent structure.
Disclosures about Management-defined Performance Measures (MPMs) (i.e. certain non-GAAP measures) will have to be disclosed in the financial statement with reconciliations to GAAP measures. The new standard will also provide guidance on grouping of information (aggregation/disaggregation).

All other new standards or amendments that are not yet effective that have been issued by the IASB are not applicable or material to Unilever.